Income tax (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Historical loss	$ 25,317
Adjusted losses	25,346
Amortized losses	(2,500)
Total amount outstanding to amortize	22,846
Unrecognized net operating losses	(19,630)
Net unused tax losses deferred tax asset recognised	$ 3,216
Tax rate	30.00%	30.00%	30.00%
Deferred income tax	$ 965
Vuela Aviacion [Member]
IfrsStatementLineItems [Line Items]
Historical loss	19,630
Adjusted losses	19,630
Amortized losses
Total amount outstanding to amortize	19,630
Comercializadora [Member]
IfrsStatementLineItems [Line Items]
Historical loss	4,119
Adjusted losses	4,866
Amortized losses	(1,650)
Total amount outstanding to amortize	3,216
Viajes Vuela [Member]
IfrsStatementLineItems [Line Items]
Historical loss	1,568
Adjusted losses	850
Amortized losses	(850)
Total amount outstanding to amortize